BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEET COMPONENTS
Accrued payroll expenses	$ 823	$ 259
Accrued general expenses	1,745	524
Accrued legal expenses	124
Accrued consultant expenses	380
Short-term deferred rent	(15)	51
Early Exercise liability	26	11
Income tax payable	47	47
Other	12
Total accrued expenses and other current liabilities	$ 3,142	$ 892